INVESTMENTS, Government Treasury Bonds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Government treasury bonds [Abstract]
Balance of instruments		S/ 36,235,634	S/ 30,052,926
Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments	[1]	10,364,876	8,528,711
Peruvian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		8,260,261	6,126,564
United States of America Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		1,740,125	2,103,713
Colombian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		204,525	130,883
Chilean Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		78,034	78,383
Bolivian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		41,436	67,040
Others [Member]
Government treasury bonds [Abstract]
Balance of instruments		S/ 40,495	S/ 22,128

[1]	As of December 31, 2023 and December 31, 2022, the balance includes the following Government Treasury Bonds: